RESTRUCTURING AND OTHER EXIT COSTS	12 Months Ended
Jun. 29, 2018
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER EXIT COSTS
NOTE 4: RESTRUCTURING AND OTHER EXIT COSTS
We record charges for restructuring and other exit activities related to sales or terminations of product lines, closures or relocations of business activities, changes in management structure, and fundamental reorganizations that affect the nature and focus of operations. Such charges include termination benefits, contract termination costs and costs to consolidate facilities or relocate employees. We record these charges at their fair value when incurred. In cases where employees are required to render service until they are terminated in order to receive the termination benefits and will be retained beyond the minimum retention period, we record the expense ratably over the future service period. These charges are included as a component of the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income.
Restructuring, Exelis Acquisition-Related Integration and Other Charges
In fiscal 2018, we recorded a $5 million charge for consolidation of certain Exelis Inc. (collectively with its subsidiaries, “Exelis”) facilities initiated in fiscal 2017. This charge is included as a component of the “Engineering, selling and administrative expenses” line item in our Consolidated Statement of Income.
In fiscal 2017, we recorded $58 million of charges for integration and other costs in connection with our acquisition of Exelis, substantially all of which were included as a component of the “Engineering, selling and administrative expenses” line item in our Consolidated Statement of Income.
We had liabilities of $27 million and $43 million as of the end of fiscal 2018 and 2017, respectively, associated with these integration activities and previous restructuring actions. The majority of the remaining liabilities as of the end of fiscal 2018 will be paid within the next twelve months.
Other Exit-Related Charges
In fiscal 2018, we recorded $45 million of charges in connection with our decision to transition and exit a commercial line of business that had been developing an air-to-ground radio access network for the business aviation market based on the Long Term Evolution (“LTE”) standard operating in the unlicensed spectrum. These charges are included as a component of “Engineering, selling and administrative expenses” line item in our Consolidated Statement of Income. We had a liability of $18 million at June 29, 2018 associated with this exit activity, which was paid on July 2, 2018.